Employee Future Benefits - Schedule of Expected Benefit Payments (Details) $ in Millions	Dec. 31, 2023 CAD ($)
Defined Benefit Pension Payments
Defined Benefit Plan, Expected Future Benefit Payment [Abstract]
2024	$ 184
2025	188
2026	195
2027	200
2028	206
2029-2033	1,113
OPEB Payments
Defined Benefit Plan, Expected Future Benefit Payment [Abstract]
2024	30
2025	31
2026	32
2027	33
2028	34
2029-2033	$ 187